Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging of recorded investment in past due loans
30-59 Days Past Due	$ 1,643	$ 2,636
60-89 Days Past Due	416	197
Greater than 90 Days Past Due	6,637	5,003
Total Past Due	8,696	7,836
Loans Not Past Due	309,304	291,295
Total ending loan balance	318,000	299,131
Commercial and other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	67
60-89 Days Past Due
Greater than 90 Days Past Due		29
Total Past Due	67	29
Loans Not Past Due	20,208	18,077
Total ending loan balance	20,275	18,106
Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	1,019	1,057
60-89 Days Past Due	24	128
Greater than 90 Days Past Due	2,644	1,589
Total Past Due	3,687	2,774
Loans Not Past Due	76,193	77,702
Total ending loan balance	79,880	80,476
Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due		43
60-89 Days Past Due
Greater than 90 Days Past Due
Total Past Due		43
Loans Not Past Due	14,286	17,670
Total ending loan balance	14,286	17,713
Commercial: Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due
60-89 Days Past Due
Greater than 90 Days Past Due
Total Past Due
Loans Not Past Due	1,795	1,172
Total ending loan balance	1,795	1,172
Commercial: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due		216
60-89 Days Past Due	109
Greater than 90 Days Past Due	2,494	2,248
Total Past Due	2,603	2,464
Loans Not Past Due	5,892	6,759
Total ending loan balance	8,495	9,223
Commercial Mortgage [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	523	1,293
60-89 Days Past Due	283	55
Greater than 90 Days Past Due	1,469	1,115
Total Past Due	2,275	2,463
Loans Not Past Due	34,720	43,107
Total ending loan balance	36,995	45,570
Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due
60-89 Days Past Due
Greater than 90 Days Past Due
Total Past Due
Loans Not Past Due	137,467	103,864
Total ending loan balance	137,467	103,864
Construction [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due
60-89 Days Past Due
Greater than 90 Days Past Due
Total Past Due
Loans Not Past Due	1,099	2,629
Total ending loan balance	1,099	2,629
Residential construction: Land [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due
60-89 Days Past Due
Greater than 90 Days Past Due
Total Past Due
Loans Not Past Due	367	416
Total ending loan balance	367	416
Residential construction: Indirect auto [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	10	27
60-89 Days Past Due
Greater than 90 Days Past Due	5	8
Total Past Due	15	35
Loans Not Past Due	1,139	2,214
Total ending loan balance	1,154	2,249
Commercial: Home Equity [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	21
60-89 Days Past Due
Greater than 90 Days Past Due	25	14
Total Past Due	46	14
Loans Not Past Due	12,274	13,002
Total ending loan balance	12,320	13,016
Consumer and Other [Member]
Aging of recorded investment in past due loans
30-59 Days Past Due	3
60-89 Days Past Due		14
Greater than 90 Days Past Due
Total Past Due	3	14
Loans Not Past Due	3,864	4,683
Total ending loan balance	$ 3,867	$ 4,697